Redeemable Convertible Preferred Shares	12 Months Ended
Oct. 31, 2023
Equity [Abstract]
Redeemable Convertible Preferred Shares
10.	Redeemable Convertible Preferred Shares
As of October 31, 2022, Old enGene’s Articles of Amendment had an unlimited number of authorized shares of each class of redeemable convertible preferred shares.
Class A Redeemable Convertible Preferred Shares
On July 26, 2013, the Company entered into a subscription agreement (the “Class A Agreement”) with multiple investors, whereby the Company agreed to sell to the investors an initial aggregate amount of 610,333 Class A redeemable convertible preferred shares at a price of $1.5929 ($1.63845 CAD) per share for total aggregate proceeds of $1.0 million (the “Class A Initial Closing”). Included within the Class A Agreement were three additional future tranche obligations (the “Class A Second Tranche,” “Class A Third Tranche” and “Class A Fourth Tranche”) for the Company to issue and sell shares of Class A redeemable convertible preferred shares upon the achievement of certain milestone events. Only the Class A Second Tranche closed under the Class A Agreement. The Class A Second Tranche obligated the Company to sell and the Class A Investors to purchase 1,830,999 shares of Class A redeemable convertible preferred shares at a price of $1.56967 ($1.63845 CAD) per share for total proceeds of $2.9 million, upon the establishment of the Company’s headquarters in Montreal Quebec and completion of experiments required to bolster a patent application for dually-derivatized chitosan (the “Second Closing Milestone Event”), which occurred in 2013. Additionally, upon completing the Class A redeemable convertible preferred share financing, convertible notes of the Company held by multiple investors converted into Class A redeemable convertible preferred shares.

Class B Redeemable Convertible Preferred Shares
On January 6, 2015, the Company entered into a subscription agreement (the “Class B Agreement”) with multiple investors, where the Company agreed to sell to the investors an initial aggregate amount of 2,758,221 Class B redeemable convertible preferred shares at a price of $1.85032 ($2.17532 CAD) per share for total proceeds of $5.1 million (the “Class B Initial Closing”). Included within the Class B Agreement were two additional closings (the “Class B Second Tranche,” and the “Class B Third Tranche,” respectively) which obligated the Company to sell and Class B investors to purchase additional Class B redeemable convertible preferred shares upon certain events. The Class B Second Tranche obligated the Company to sell and the Class B Investors to purchase 1,838,815 Class B Shares at a price of $1.63419 ($2.17532 CAD) per share for total proceeds of $3.0 million and the Class B Third Tranche obligated the Company the sell and the Class B Investors to purchase 1,608,963 Class B Shares at a price of $1.63419 ($2.17532 CAD) per share for total proceeds of $2.6 million. The Class B Second Tranche and Class B Third Tranche closed on March 1, 2017.
Class B-1
Redeemable Convertible Preferred Shares
On September 10, 2015, the Company entered into a Subscription Agreement (the Class
“B-1
Agreement”), in which the Company was to issue 1,523,809
Class B-1
redeemable convertible preferred shares for a purchase price of $1.64367 ($2.17532 CAD) per share, resulting in aggregate proceeds of $2.5 million. During the year ended October 31, 2020, the
Class B-1
redeemable convertible preferred shares converted to common shares on a 1:1 basis. Therefore, as of each of the years ended October 31, 2023, October 31, 2022, and October 31, 2021, no shares of the
Class B-1
redeemable convertible preferred shares remained outstanding. The Company presented these shares within temporary equity, as they contained the same redemption features as the Class B redeemable convertible preferred shares (further described above). Upon conversion to common shares, the carrying value of the
Class B-1
redeemable convertible preferred shares was reclassified to additional paid in capital within shareholders’ deficit.
Class C Redeemable Convertible Preferred Shares
The Class C redeemable convertible preferred shares are issuable in series, of which an unlimited number are designated as Series 1 Class C redeemable convertible preferred shares with an issue price per share of $1.5929 ($1.63845 CAD); an unlimited number are designated as Series 2 Class C redeemable convertible preferred shares with an issue price per share of $1.85032 ($2.175315 CAD); an unlimited number are designated as Series 3 Class C redeemable convertible preferred shares with an issue price per share of $2.12376 ($2.6320 CAD); and an unlimited number are designated as Series 4 Class C redeemable convertible preferred shares that is reserved for the potential conversion of the BDC Notes, and will each have an issue price per share of $1.69901 ($2.10559 CAD).
On June 30, 2021, the Company entered into a subscription agreement (the “Class C Agreement”) with multiple investors, where the Company agreed to sell to the Investors an initial aggregate amount of 3,662,813 Series 3 Class C redeemable convertible preferred shares (the “Series 3 Class C Shares”) at a price of $2.12376 ($2.6320 CAD) per share for total proceeds of $7.8 million (the “Class C Initial Closing”). Included within the Class C Agreement was one additional closing (the “Class C Second Tranche”) which obligated the Company to sell and Class C investors to purchase additional Class C redeemable convertible preferred shares upon the achievement of certain milestone events. The Class C Second Tranche obligated the Company to sell and the Class C investors to purchase 3,662,810 Series 3 Class C Shares at a price of $2.13192 ($2.6320 CAD) per share for total proceeds of $7.8 million. The Class C Second Tranche closed on October 29, 2021.

As part of each of the Class C Initial Closing and Class C Second Tranche, each Class C investor received 3,662,813 and 3,662,810 warrants, respectively, to purchase Class C redeemable convertible preferred shares (the “Class C Warrants”), resulting in an aggregate issued amount of 7,325,623 Class C Warrants. The Class C Warrants have an exercise price of $2.12376 ($2.6320 CAD) per share and a term of 10 years. The Class C Warrants were determined to be liabilities. The Company estimated the fair value of the warrant liabilities upon issuance and remeasured the fair value of the warrant liabilities at each reporting period, with the subsequent changes in the fair value of the warrant liabilities being recognized in changes in fair value of warrant liabilities within the Company’s consolidated statements of operations and comprehensive loss. Upon the completion of the merger with FEAC, all existing Class C Warrants of the Company will be extinguished.
Under the terms of the Class C Agreement, certain convertible notes held by various Class C investors and other investors were exchanged for an aggregate amount of 16,464,646 Class B redeemable convertible preferred shares. Additionally, upon entering into the Class C Agreement, the Company also entered into a share exchange agreement (the “Share Exchange Agreement”) with the Class A investors and the Class B investors. As part of the Share Exchange Agreement, certain of the Class A redeemable convertible preferred shares issued to Class A investors were exchanged for Series 1 Class C redeemable convertible preferred shares and certain of the Class B redeemable convertible preferred shares issued to the Class B investors were exchanged for Series 2 Class C redeemable convertible preferred shares. This exchange resulted in the derecognition of Class A and B redeemable convertible preferred shares and the recognition of Class C redeemable convertible preferred shares at the fair value of the Class C redeemable convertible preferred shares. The difference between the carrying value of the Class A and Class B redeemable convertible preferred shares and the fair value of the Class C redeemable convertible preferred shares for which they converted into was recorded within additional paid in capital and no gain or loss on extinguishment was recorded within the consolidated statements of operations and comprehensive loss. Further, the February 2020 Warrants, June 2020 Warrants, and 2021 Warrants, which consisted of warrants to purchase the Company’s Class B redeemable convertible preferred shares and were issued as part of the convertible debentures were cancelled and replaced by the terms of the Class C Warrants. The aggregate amount of outstanding warrants of 10,242,130 from the February 2020 Warrants, the June 2020 Warrants, and the 2021 Warrants converted into 10,242,130 Class C Warrants, which have an exercise price of $2.12376 ($2.6320 CAD) per share and a term expiring on February 14, 2030. Immediately prior to conversion, the warrants were marked to fair value, with the change in the fair value of the warrant liabilities being recognized in changes in fair value of warrant liabilities within the Company’s consolidated statements of operations and comprehensive loss.
Upon issuance of each series of Class A, Class B, and Class C Preferred Shares, the Company assessed the embedded conversion and liquidation features of the shares and determined that such features did not require the Company to separately account for these features.
Conversion of Redeemable Convertible Preferred Stock
Pursuant to the terms of the Merger Agreement, upon the consummation of the Reverse Recapitalization, each share of Old enGene’s redeemable convertible preferred stock issued and outstanding immediately prior to the close was exchanged for common shares of the Company using the Company Exchange Ratio of approximately 0.18048. A retrospective adjustment has been applied to all periods presented to reflect the Reverse Recapitalization. Refer to Note 3 for additional discussion.
Undesignated Preferred Stock
The Company’s Certificate of Incorporation, as amended and restated, authorizes the Company to issue an unlimited number of preferred shares with no par value. The shares of preferred stock are currently undesignated.